Government Obligations Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Mortgage Pass-throughs -- 94.6%



                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
     4.75%, with maturity at 2000                    $       2             $      1,878
     5.00%, with various maturities to 2003                271                  267,217
     5.25%, with various maturities to 2005                136                  134,210
     5.50%, with various maturities to 2011                499                  492,584
     6.00%, with various maturities to 2022              1,835                1,828,824
     6.25%, with various maturities to 2013                486                  485,620
     6.50%, with various maturities to 2022              5,895                5,937,059
     6.75%, with various maturities to 2008                478                  480,198
     7.00%, with various maturities to 2019              8,444                8,570,941
     7.25%, with maturity at 2003                          926                  938,563
     7.50%, with various maturities to 2020             10,599               10,886,052
     7.75%, with various maturities to 2018              2,514                2,591,966
     8.00%, with various maturities to 2026             36,731               38,123,021
     8.25%, with various maturities to 2013             16,380               17,024,451
     8.50%, with various maturities to 2018             13,529               14,166,625
     8.75%, with various maturities to 2016             15,000               15,784,028
     9.00%, with various maturities to 2020             21,821               23,136,198
     9.25%, with various maturities to 2010              6,951                7,485,514
     9.50%, with various maturities to 2016              3,985                4,263,850
     10.00%, with various maturities to 2017               186                  200,952
     11.00%, with various maturities to 2019             4,328                4,832,699
     12.00%, with various maturities to 2019             1,754                2,010,333
     12.25%, with various maturities to 2019             2,378                2,761,202
     12.50%, with various maturities to 2019            13,875               16,237,934
     12.75%, with various maturities to 2015               885                1,032,178
     13.00%, with various maturities to 2019             2,861                3,376,726
     13.25%, with various maturities to 2019               242                  287,442
     13.50%, with various maturities to 2015             3,505                4,135,710
     13.75%, with maturity at 2010                          26                   30,060
     14.00%, with various maturities to 2016             1,695                2,012,759
     14.50%, with various maturities to 2014               164                  195,454
     14.75%, with maturity at 2010                         657                  780,786
     15.00%, with various maturities to 2013               751                  914,695
     15.25%, with maturity at 2012                         143                  175,506
     15.50%, with various maturities to 2012               144                  175,769
     16.00%, with various maturities to 2012                73                   90,349
     16.25%, with various maturities to 2012               193                  238,923
------------------------------------------------------------------------------------------
                                                                           $192,088,276
------------------------------------------------------------------------------------------

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
     0.25%, with maturity at 2014                    $     126             $    109,123
     3.50%, with maturity at 2007                           87                   82,087
     4.50%, with maturity at 1999                            1                    1,377
     5.00%, with various maturities to 2017                445                  435,303
     5.25%, with various maturities to 2006                118                  115,078
     5.50%, with various maturities to 2006                188                  185,523
     5.75%, with maturity at 2003                           67                   66,416
     6.00%, with various maturities to 2010              1,077                1,070,702
     6.25%, with various maturities to 2007                328                  328,203
     6.50%, with various maturities to 2017                847                  855,315
     6.75%, with various maturities to 2007                611                  614,518
     7.00%, with various maturities to 2018              2,369                2,410,490
     7.25%, with various maturities to 2017              1,339                1,370,966
     7.50%, with various maturities to 2020              9,913               10,211,063
     7.75%, with various maturities to 2008                932                  961,500
     8.00%, with various maturities to 2017             27,600               28,764,112
     8.25%, with various maturities to 2020             11,514               12,009,060
     8.50%, with various maturities to 2020             20,959               22,024,101
     8.75%, with various maturities to 2017              1,058                1,116,363
     9.00%, with various maturities to 2020             11,246               11,965,331
     9.25%, with various maturities to 2016              3,377                3,622,289
     9.50%, with maturity at 2009                          219                  236,874
     9.75%, with maturity at 2019                          324                  354,703
     11.00%, with various maturities to 2019             2,015                2,269,172
     11.50%, with various maturities to 2016             4,591                5,238,109
     11.75%, with various maturities to 2015             1,551                1,774,430
     12.00%, with various maturities to 2020            10,033               11,545,943
     12.25%, with various maturities to 2015             2,422                2,817,001
     12.50%, with various maturities to 2027            12,216               14,250,760
     12.75%, with various maturities to 2014             1,199                1,399,618
     13.00%, with various maturities to 2019            10,209               12,156,350
     13.25%, with various maturities to 2015             1,683                1,998,611
     13.50%, with various maturities to 2015             3,445                4,141,618
     13.75%, with various maturities to 2014               127                  151,559
     14.00%, with various maturities to 2014               503                  601,470
     14.25%, with various maturities to 2014               156                  188,551
     14.50%, with various maturities to 2014               212                  255,733
     14.75%, with various maturities to 2012             2,975                3,646,608
     15.00%, with various maturities to 2013             2,478                3,055,350
     15.50%, with various maturities to 2012               740                  911,363
     15.75%, with maturity at 2011                          21                   26,314
     16.00%, with various maturities to 2012               251                  311,465
------------------------------------------------------------------------------------------
                                                                           $165,650,522
------------------------------------------------------------------------------------------

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
     6.50%, with various maturities to 2002          $     343             $    343,713
     7.25%, with various maturities to 2022              3,508                3,659,912
     7.50%, with maturity at 2017                          852                  901,149
     8.00%, with various maturities to 2017             15,049               15,776,299
     8.25%, with various maturities to 2008                405                  425,212
     8.50%, with various maturities to 2018              2,432                2,576,372
     9.00%, with maturity at 2011                          352                  378,738
     11.50%, with maturity at 2013                         187                  213,204
     12.00%, with various maturities to 2015             2,675                3,097,068
     12.50%, with various maturities to 2019            11,961               13,997,507
     13.00%, with various maturities to 2014               919                1,087,909
     13.50%, with various maturities to 2013               184                  218,641
     14.00%, with various maturities to 2015                86                  104,749
     14.50%, with various maturities to 2014               325                  400,611
     15.00%, with various maturities to 2013               476                  592,627
     16.00%, with various maturities to 2012               248                  314,236
------------------------------------------------------------------------------------------
                                                                           $ 44,087,947
------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
     Federal Home Loan Mortgage Corp.
         Series B Class 3, 12.5%, due 2013
         Collateral 100% FHLMC PC                    $     135             $    144,060
     Salomon Brothers Mortgage Securities II,
         Inc. 11.5%, due 2015                            1,045                1,110,040
------------------------------------------------------------------------------------------
                                                                           $  1,254,100
------------------------------------------------------------------------------------------

Total Mortgage Pass-Throughs
     (identified cost, $398,946,345)                                       $403,080,845
------------------------------------------------------------------------------------------

U.S. Treasury Obligations -- 19.0%

                                                     Principal
                                                     Amount
                                                     (000's omitted)       Value
------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23 +                $   6,000             $  7,093,127
U.S. Treasury Bond, 12.00%, 8/15/13 ++                  50,000               74,132,799
------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations
     (identified cost, $67,368,569)                                        $ 81,225,926
------------------------------------------------------------------------------------------
Total Investments -- 113.6%
     (identified cost $466,314,914)                                        $484,306,771
------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.6)%                                  $(58,135,289)
------------------------------------------------------------------------------------------
Net Assets -- 100%                                                         $426,171,482
------------------------------------------------------------------------------------------

+ Security (or a portion thereof) has been pledged as collateral for futures contracts.

++ A portion of this security is on loan at June 30, 1998 (See Note 5).

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1998
Assets
------------------------------------------------------------------------------
Investments, at value
     (identified cost, $466,314,914)                         $   484,306,771
Cash                                                                     639
Receivable for investments sold                                    2,277,572
Interest receivable                                                6,019,592
Deferred organization expenses                                         1,251
------------------------------------------------------------------------------
Total assets                                                 $   492,605,825
------------------------------------------------------------------------------


Liabilities
------------------------------------------------------------------------------
Payable for investments purchased                            $       803,757
Demand note payable                                                3,312,000
Payable for daily variation margin on open
     financial futures contracts                                     132,197
Collateral for securities loaned                                  62,118,000
Payable to affiliate for Trustees' fees                               10,794
Other accrued expenses                                                57,595
------------------------------------------------------------------------------
Total liabilities                                            $    66,434,343
------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio    $   426,171,482
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals      $   408,505,343
Net unrealized appreciation (computed on the basis of             17,666,139
     identified cost)
------------------------------------------------------------------------------
Total                                                        $   426,171,482



Statement of Operations

For the Six Months
Ended June 30, 1998
Investment Income
-----------------------------------------------------------------------------
Interest                                                     $    19,875,484
------------------------------------------------------------------------------
Total investment income                                      $    19,875,484
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Investment adviser fee                                       $     1,678,746
Trustees fees and expenses                                            17,201
Interest                                                             210,387
Custodian fee                                                        113,064
Legal and accounting services                                         15,228
Amortization of organization expenses                                  1,890
Miscellaneous                                                          8,420
------------------------------------------------------------------------------
Total expenses                                               $     2,044,936
------------------------------------------------------------------------------

Net investment income                                        $    17,830,548
------------------------------------------------------------------------------
Realized and Unrealized
Gain (Loss)
Net realized gain (loss) --
     Investment transactions (identified cost basis)         $    (3,338,016)
     Financial futures contracts                                  (1,826,886)
------------------------------------------------------------------------------
Net realized loss                                            $    (5,164,902)

Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                     $    (2,875,102)
     Financial futures contracts                                      41,669
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $    (2,833,433)
------------------------------------------------------------------------------

Net realized and unrealized loss                             $    (7,998,335)
------------------------------------------------------------------------------

Net increase in net assets from operations                   $     9,832,213
------------------------------------------------------------------------------

                        See note to financial statements

Government Obligations Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



                                      Six Months Ended
Increase (Decrease)                   June 30, 1998          Year Ended
in Net Assets                         (Unaudited)            December 31, 1997
--------------------------------------------------------------------------------

From operations --
     Net investment income             $    17,830,548         $     35,025,042
     Net realized loss                      (5,164,902)              (6,844,606)
     Net change in unrealized
         appreciation (depreciation)        (2,833,433)               4,415,017
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                   $     9,832,213         $     32,595,453
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                     $   104,875,594         $    163,961,740
     Withdrawals                          (121,643,319)            (218,972,747)
--------------------------------------------------------------------------------
Net decrease in net assets from
     capital transactions              $   (16,767,725)        $    (55,011,007)
--------------------------------------------------------------------------------

Net decrease in net assets             $    (6,935,512)        $    (22,415,554)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                 $   433,106,994         $    455,522,548
--------------------------------------------------------------------------------
At end of period                       $   426,171,482         $    433,106,994
--------------------------------------------------------------------------------

                       See notes to financial statements

Government Obligations Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data



                                                     Six Months Ended                   Year Ended December 31,
                                                     June 30, 1998     ------------------------------------------------------------
                                                     (Unaudited)        1997         1996         1995        1994        1993*
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.92%+        0.83%        0.82%        0.82%       0.80%       0.86%+
Net investment income                                       8.03%+        7.95%        7.88%        7.82%       8.03%       8.46%+
Portfolio Turnover                                            21%           20%          11%          19%         35%         42%
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000's omitted)               $426,171      $433,107     $455,523     $521,789    $515,670    $537,297
-----------------------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, October 28, 1993, to December 31, 1993.

                       See notes to financial statements

Government Obligations Portfolio as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
 -------------------------------------------------------------------------------
  Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Mortgage backed, "pass-through" securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than mortgage backed, "pass-through" securities) are normally valued at the mean between the latest available bid and asked prices for securities for which the over-the-counter market is the primary market. Debt securities may also be valued on the basis of valuations furnished by a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Security Transactions -- For book purposes, gains or losses are not recognized until disposition. For federal tax purposes, the Portfolio has elected, under Section 1092 of the Internal Revenue Code, to utilize mixed straddle accounting for certain designated classes of activities involving options and financial futures contracts in determining recognized gains or losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains or losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Written Options -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
  (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  F Purchased Options -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or

Government Obligations Portfolio as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. For tax purposes, the Portfolio's options are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  G Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

  If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. For tax purposes, such futures contracts are generally subject to the mixed straddle rules described in Note 1C, and unrealized gains or losses are recognized on a daily basis.

  H Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

  J Other -- Investment transactions are accounted for on the date the investments are purchased or sold.

  K Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  L Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Purchases and Sales of Investments
 -------------------------------------------------------------------------------
  Purchases, sales and paydowns of investments, other than short-term obligations, aggregated $102,388,990, $48,884,320 and $56,040,537, respectively.

3 Investment Adviser Fee and Other Transactions with Affiliates
 -------------------------------------------------------------------------------
  The investment adviser fee, computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. For the six months ended June 30, 1998, the fee was equivalent to 0.75% (annualized) of the Portfolio's average net assets for such period and amounted to $1,678,746. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

Government Obligations Portfolio as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4 Line of Credit
 -------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1998 was $6,828,343 and the average interest rate was 6.2%. The maximum borrowing outstanding at any time during the six months ended June 30, 1998 was $33,665,000.

5 Securities Lending Agreement
 -------------------------------------------------------------------------------
  The Portfolio has established a securities lending agreement with a broker in which the Portfolio lends portfolio securities to the broker in exchange for collateral consisting of either cash or U.S. government securities. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Fund offsets a portion of the interest income received. At June 30, 1998, the value of the securities loaned and the value of the collateral amounted to approximately $59,000,000 and $62,000,000, respectively.

6 Federal Income Tax Basis of Investments
 -------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                                   $481,618,804
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  5,973,336

  Gross unrealized depreciation                                      (3,285,369)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                      $  2,687,967
  ------------------------------------------------------------------------------

7 Financial Instruments
 -------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at June 30, 1998 is as follows:


   Futures Contracts
  ------------------------------------------------------------------------------

   Expiration                                                  Net Unrealized
   Date         Contracts                    Position          Depreciation
  ------------------------------------------------------------------------------
   9/98         300 US Treasury Five Year
                Note Futures                 Short               $   (325,718)
  ------------------------------------------------------------------------------

  At June 30, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

Government Obligations Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT


Government Obligations Portfolio


                    Officers

                    M. Dozier Gardner
                    President and Trustee

                    James B. Hawkes
                    Vice President and Trustee

                    Susan Schiff
                    Vice President and
                    Portfolio Manager

                    Mark S. Venezia
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary



                    Independent Trustees

                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    Chairman and Chief Executive Officer, United Asset Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant

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